CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Net sales	$ 44,568	$ 38,076	$ 40,932
Cost of sales	39,775	33,852	37,295
Gross profit	4,793	4,224	3,637
Selling, general and administrative expenses	9,119	9,123	10,257
Other income (expenses), net (note 17)	(1,021)	93	(214)
Operating loss	(5,347)	(4,806)	(6,834)
Non-operating income, net (note 18)	571	2,553	379
Loss from continuing operations, before income taxes	(4,776)	(2,253)	(6,455)
Income taxes (note 12)	158	207	624
Loss from continuing operations, after income taxes	(4,934)	(2,460)	(7,079)
Loss from discontinued operations, net of tax		(348)	(411)
Net loss attributable to Deswell Industries, Inc.	(4,934)	(2,808)	(7,490)
Other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities	(73)	33	57
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (5,007)	$ (2,775)	$ (7,433)
Basic and Diluted:
Loss from continuing opertions per share	$ (0.31)	$ (0.15)	$ (0.43)
Loss from discontinued operations per share		(0.02)	(0.03)
Net loss per share	$ (0.31)	$ (0.17)	$ (0.46)
Weighted average common shares outstanding (shares in thousands)	16,056	16,056	16,186